FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables) [Line Items]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
	31 December 2018 £m	1 January 2018 £m
Debt securities:
Government securities	18,971	34,708
Bank and building society certificates of deposit	118	167
Asset-backed securities:
Mortgage-backed securities	120	2,381
Other asset-backed securities	131	467
Corporate and other debt securities	5,151	4,615
	24,491	42,338
Treasury and other bills	303	–
Equity shares	21	579
Total financial assets at fair value through other comprehensive income	24,815	42,917